Corporate income tax and deferred taxes credits - Narrative (Details) $ in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2022
Detail of information about corporate income tax and deferred taxes [Line Items]
Income tax expense (income), income taxes	€ (60,000,000)		€ 145,000,000	€ 115,000,000
Deferred tax assets	958,000,000		1,159,000,000
Deferred tax liabilities	889,000,000		1,239,000,000
Additional positive impact due to the resolution of the ruling related to Royal Decree-Law 3/2016 (RDL 3/2016) for years after 2023			0.70
Adjustments to reconcile operating profit (loss)	€ 569,000,000		(1,897,000,000)	650,000,000
Tax rate	15.00%	15.00%
Notional amount	€ 400,000,000
Provisions	1,324,000,000		1,311,000,000		£ 3	£ 22
Deferred tax expense (income)	58,000,000		€ (28,000,000)	65,000,000
Amount recognized | $		$ 1,440
IRB infrastructure developers limited [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Percentage of the adquisition							24.86%
FGP Topco limited [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Percentage of the sale of the FGP Topco			19.75%
AGS airports holdings limited [Member] | CHILE
Detail of information about corporate income tax and deferred taxes [Line Items]
Non taxable capital gains from sale of entire stake	275,000,000
Construction division [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Income tax expense (income), income taxes	99,000,000		€ 142,000,000	65,000,000
Toll roads division [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Income tax expense (income), income taxes	65,000,000		110,000,000	€ 55,000,000
UNITED KINGDOM
Detail of information about corporate income tax and deferred taxes [Line Items]
Provisions	22,000,000
Total not used by group companies [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Notional amount	608,000,000		537,000,000
Other tax credits [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Notional amount	14,000,000		20,000,000
Deferred taxes assets [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax assets	958,000,000		1,159,000,000
Deferred taxes assets [Member] | Other items [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax assets	350,000,000		622,000,000
Deferred taxes liabilities [Member]
Detail of information about corporate income tax and deferred taxes [Line Items]
Deferred tax liabilities	€ 889,000,000		€ 1,239,000,000